Common Stock and Equity-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 30, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Jan. 25, 2018
Share-based Compensation Arrangement by Share-based Payment Award
Treasury stock acquired		$ 19.7	$ 38.6
Pre-tax equity-based compensation expense		22.5	19.3	$ 23.8
After tax equity-based compensation expense		15.7	11.8	15.4
Cash received from stock option exercises		43.4	17.7	27.3
Associated tax benefits		12.6	$ 9.6	$ 14.9
Unrecognized compensation cost associated with unvested unit awards		$ 7.9
Weighted-average period of recognition for unvested unit awards		2 years 1 month
UGI Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average fair value of stock option granted under stock plans (in dollars per share)		$ 7.51	$ 7.62	$ 4.87
Amerigas Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost associated with unvested unit awards		$ 1.9
Weighted-average period of recognition for unvested unit awards		1 year 8 months
UGI Unit awards outstanding (in shares)		236,762	218,224
Fair value of unit awards vested		$ 2.2	$ 2.1	$ 2.0
Liabilities associated with share based compensation		$ 2.3	$ 2.5
AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Expected term of Performance Unit awards		3 years
Expected volatility measurement period (in years)		3 years
UGI Units awarded (in shares)		55,550
Weighted average grant date fair value unit awards (in dollars per share)		$ 52.14
AmeriGas Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		0.00%
AmeriGas Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
AmeriGas Partners Common Units
Share-based Compensation Arrangement by Share-based Payment Award
UGI Units awarded (in shares)		29,261
Weighted average grant date fair value unit awards (in dollars per share)		$ 46.09
UGI Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost associated with unvested unit awards		$ 9.4
Weighted-average period of recognition for unvested unit awards		1 year 9 months 24 days
Award performance period		3 years
UGI Units awarded (in shares)		196,114	185,379	230,653
Weighted average grant date fair value unit awards (in dollars per share)		$ 53.36	$ 50.08	$ 33.04
UGI Unit awards outstanding (in shares)		959,718	978,834
Fair value of unit awards vested		$ 7.3	$ 7.1	$ 9.7
Liabilities associated with share based compensation		$ 18.8	$ 13.1
UGI Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average fair value of stock option granted under stock plans (in dollars per share)		$ 55.26	$ 50.91	$ 32.64
Expected term of Performance Unit awards		3 years
Expected volatility measurement period (in years)		3 years
UGI Units awarded (in shares)		143,800	42,079,000,000	52,493,000,000
Weighted average grant date fair value unit awards (in dollars per share)		$ 55.26
Issued on or after January 1, 2013 | UGI Performance Units and Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		0.00%
Issued on or after January 1, 2013 | UGI Performance Units and Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
Issued on or after January 1, 2015 | AmeriGas Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Modification range for grants issued in January 2015		70.00%
Issued on or after January 1, 2015 | AmeriGas Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
Modification range for grants issued in January 2015		130.00%
Grants Issued in January 2015 | AmeriGas Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		0.00%
Grants Issued in January 2015 | AmeriGas Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
Grants Issued in January 2016 | AmeriGas Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		0.00%
Grants Issued in January 2016 | AmeriGas Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
Total Unitholder Return at 25th Percentile | Issued on or after January 1, 2013 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		25.00%
Total Unitholder Return at 25th Percentile | Issued on or after January 1, 2013 | UGI Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		25.00%
Total Unitholder Return at 40th Percentile | Issued on or after January 1, 2013 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		70.00%
Total Unitholder Return at 40th Percentile | Issued on or after January 1, 2013 | UGI Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		70.00%
Total Unitholder Return at 50th Percentile | Issued on or after January 1, 2013 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		100.00%
Total Unitholder Return at 50th Percentile | Issued on or after January 1, 2013 | UGI Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		100.00%
Total Unitholder Return at 60th Percentile | Issued on or after January 1, 2013 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		125.00%
Total Unitholder Return at 75th Percentile | Issued on or after January 1, 2013 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		162.50%
Total Unitholder Return at 90th Percentile | Issued on or after January 1, 2013 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
Total Unitholder Return at 90th Percentile | Issued on or after January 1, 2013 | UGI Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		200.00%
Total Unitholder Return Highest of Propane MLP Group | Certain Grants Issued on or After January 1, 2014 | AmeriGas Performance Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target award to be granted		150.00%
2010 Propane Plan | Amerigas Performance Units and Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Expiration period		10 years
Common Stock awards granted (in shares)		2,800,000
Award performance period		3 years
2010 Propane Plan | AmeriGas Partners Common Units
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average fair value of stock option granted under stock plans (in dollars per share)		$ 50.05	$ 52.37	$ 37.93
UGI Units awarded (in shares)		84,811	67,563	73,080
Number of common unit awards available for future grant (in shares)		2,242,468
UGI Corporation Common Stock
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized for repurchase (in shares)	15,000,000				8,000,000,000,000
Duration of stock repurchase program	4 years
Treasury stock acquired		$ 59.8	$ 43.3	$ 47.6
UGI Corporation Common Stock | 2013 Omnibus Incentive Compensation Plan (OICP)
Share-based Compensation Arrangement by Share-based Payment Award
Expiration period		10 years
Common Stock awards granted (in shares)		21,750,000
Number of common unit awards available for future grant (in shares)		9,043,267,000,000
UGI Corporation Common Stock | Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award
Treasury stock acquired (in shares)		1,200,000	900,000	1,250,000